Shareholders' Equity - Additional Information (Detail) € / shares in Units, $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended											12 Months Ended
	May. 27, 2015 $ / shares	Dec. 31, 2014 USD ($) shares	Mar. 31, 2016 $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares	Jun. 30, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares	Sep. 30, 2013 USD ($) $ / shares	Jun. 30, 2013 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2012 $ / shares	Dec. 31, 2008 USD ($) shares	Dec. 31, 2007	Dec. 31, 2002 shares	Dec. 31, 2001 shares	Dec. 31, 2015 EUR (€) € / shares shares	Dec. 31, 2014 € / shares	Jun. 13, 2014 shares	May. 20, 2012	May. 20, 2011	May. 20, 2010	Jan. 22, 2007 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Authorized share capital | €																						€ 1,810,000,000
Common stock, shares authorized		1,200,000,000		1,200,000,000				1,200,000,000						1,200,000,000	1,200,000,000							1,200,000,000
Preference stock, shares authorized		540,000,000		540,000,000				540,000,000						540,000,000	540,000,000							540,000,000						540,000,000
Common stock, nominal value | € / shares																						€ 1.04	€ 1.04
Common stock, shares issued		910,797,305		910,967,920				910,797,305						910,967,920	910,797,305							910,967,920
Common stock, shares outstanding		873,939,583		878,537,339				873,939,583						878,537,339	873,939,583							878,537,339
Shares issued as a percentage of par value of the preference shares to be issued																												25.00%
Preference shares outstanding maximum period																			2 years
Preference share issued		0		0				0						0	0							0
Repurchase of common shares authorized to repurchase | $																		$ 30
Acquisition of shares																		29,520,220
Number of common shares authorized to repurchase																								20,000,000
Company owned treasury shares				32,430,581										32,430,581								32,430,581
Transfer of treasury shares to employees under the Company's share based remuneration programs				30,489,639										30,489,639								30,489,639
Transfer of treasury shares to employees under the Company's share based remuneration during the year														4,427,141
Expiration period of options after date of grant,in years																				10 years
Vesting period of awards																				30 days
Weighted average remaining contractual life options															1 month 6 days	3 months 18 days
Total intrinsic value of options exercised | $				$ 1										$ 1
Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory | $		$ 2		2				$ 2			$ 2			2	$ 2	$ 2
Total unrecognized compensation cost related to the grant of unvested shares | $				$ 39										$ 39
Employee service share-based compensation, unvested awards, total compensation cost not yet recognized, period for recognition														9 months
Deferred income tax benefit relating to unvested share based compensation expense | $														$ 2	1	$ 5
Dividends, per share | $ / shares	$ 0.40			$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Dividend paid | $		87		$ 88	$ 78	$ 88	$ 88	$ 4	$ 85	$ 89	$ 89	$ 93	$ 75
Dividends payable to stockholders | $		$ 87		$ 97	$ 9			$ 87						$ 97	$ 87
Dividend payable date		2014-12		2015-12			2015-03	2014-12	2014-09	2014-06	2013-12			2015-12	2014-12	2013-12						2015-12
Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends, per share | $ / shares			$ 0.10
Dividend payable date			2016-03
March 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends, per share | $ / shares																$ 0.10
Dividend paid | $																$ 89
Dividend payable date											2014-03					2014-03
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year														4,427,141
Awards granted, Number of shares														7,017,886
Vesting period of awards														3 years
Vesting schedule for Supervisory Board														One third of the total number of awards granted
Employee Stock Option Plan, 2001 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of shares																					60,000,000
Stock option grant installment period																					5 years
Expiration period of options after date of grant,in years																					10 years
Supervisory Board Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period																				12,000
Advisor To Supervisory Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period																				6,000
Supervisory Board 2012 Plan [Member] | Supervisory Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards are granted at the nominal value of the share | € / shares																						€ 1.04
2013 CEO Special Bonus [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year														21,282
Awards granted, Number of shares														21,283
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																$ 9.35
Employee Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares														$ 4.87
Number of shares to vest														Two thirds of the awards granted will fully vest
Employee Plan 2012 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year														1,371,370
Employee Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares														$ 9.55
Number of shares to vest														One third of the awards granted will fully vest
Employee Plan 2013 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year														1,370,601
Employee Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares														$ 9.23
Employee Plan 2014 [Member] | Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares to vest														One third of the awards granted will fully vest
Employee Plan 2014 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year														1,618,774
Employee Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares														$ 7.62
Number of shares to vest														One third of the awards subject to performance conditions are expected to vest
Employee Plan 2015 [Member] | Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of shares														2,993,150
Employee Plan 2015 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of shares														6,962,120
Employee Plan 2009 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sub plan for employees of Company's European subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period																									36.00%	32.00%	32.00%
Employee Plan 2009 [Member] | Employees [Member] | France [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sub plan for employees of Company's European subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period																									36.00%	64.00%
2012 CEO Special Bonus [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year														33,620
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																	$ 6.32
2014 CEO Special Bonus [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year														11,494
Awards granted, Number of shares														34,483
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares															$ 9.35